Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Portfolio - Partners International Growth Fund Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,861	$ 14,026	$ 12,221	$ 16,672	$ 15,070	$ 12,290	$ 9,700	$ 11,968	$ 9,434	$ 9,772	$ 10,000
Variable Portfolio - Partners International Growth Fund Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,525	13,719	11,987	16,391	14,856	12,148	9,613	11,883	9,389	9,746	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
MSCI EAFE Growth Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net)
Account Value	$ 17,642	$ 17,288	$ 14,703	$ 19,082	$ 17,152	$ 14,499	$ 11,337	$ 13,005	$ 10,092	$ 10,409	$ 10,000